Summary of material accounting policies (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2025 CLP ($)
IfrsStatementLineItems [Line Items]
Description of hedging instrument	A hedge is considered effective when changes in the cash flows of the underlying directly attributable to the risk hedged are offset with the changes in fair value, or in the cash flows of the hedging instrument with effectiveness between 80% to 125%.
Trade receivables [member] | International Market [Member]
IfrsStatementLineItems [Line Items]
Credit insurance coverage deduction rate	90.00%
C C U [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations	$ 2,215,787
C C U [Member]
IfrsStatementLineItems [Line Items]
Negative equity amount	$ 61,607,045